            As filed with the Securities and Exchange Commission on
               January 28, 1997 (to be effective February 1, 1997)


                         Securities Act File No. 2-73131
                    Investment Company Act File No. 811-3220

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                          ---
                                     ---
Pre-Effective Amendment No.


Post-Effective Amendment No. 16      ---                                   X
                                                                          ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            X
                                                                          ---

                                     ---


                               Amendment No. 17                            X


                        (Check appropriate box or boxes)                  ---


                        COWEN STANDBY RESERVE FUND, INC.
        .................................................................
               (Exact Name of Registrant as Specified in Charter)


      Financial Square
      New York, New York                                         10005
      ..................                                     ..............
(address of Principal Executive Offices)                       (Zip Code)

Registrant's Telephone Number, including Area Code:          (212) 495-6000

                              Rodd M. Baxter, Esq.
                        Cowen Standby Reserve Fund, Inc.
                                Financial Square
                          New York, New York 10005-3597
                   ...........................................
                     (Name and Address of Agent for Service)

     Copies to:               Jon S. Rand, Esq.
                          Willkie, Farr & Gallagher
                             One Citicorp Center
                            153 East 53rd Street
                          New York, New York 10022

It is proposed that this filing will become effective (check appropriate box):



     Immediately upon filing pursuant to paragraph (b), or
---


 X   on February 1, 1997 pursuant to paragraph (b), or
---


     60 days after filing pursuant to paragraph (a), or
---

    on          pursuant to paragraph (a) of Rule 485
---   ----------



                       DECLARATION PURSUANT TO RULE 24F-2




   An indefinite number of shares of Common Stock of the Registrant have been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed on November 5, 1996.

                        COWEN STANDBY RESERVE FUND, INC.

                                    FORM N-IA

                              CROSS REFERENCE SHEET





Part A
Item No.                                           Prospectus Heading
--------                                           ------------------

 1. Cover Page.........................            Cover Page

 2. Synopsis...........................            The Fund's Expenses

 3. Financial Highlights...............            Financial Highlights
                                                   Cowen Standby Reserve
                                                   Fund, Inc.

 4. General Description of
       Registrant......................            Cover Page;
                                                   Investment
                                                   Objective and Policies-
                                                   Cowen Standby Reserve
                                                   Fund, Inc.
                                                   Additional Information

 5. Management of the Fund.............            Management of the Funds

 5.a.Management's Discussion of .......            Not Applicable
     Fund's Performance

 6. Capital Stock and Other
     Securities........................            Dividends and Distributions;
                                                   Taxes; Additional Information

Part A
Item No.                                           Prospectus Heading
--------                                           ------------------

 7. Purchase of Securities
     Being Offered.....................            Purchase of Shares;
                                                   Automatic Transactions;
                                                   Management of the Funds

 8. Redemption or Repurchase...........            Redemption of Shares;
                                                   Automatic Transactions

 9. Pending Legal Proceedings..........            Not applicable


Part B                                             Heading in Statement of
Item No.                                           Additional Information

10.  Cover Page........................            Cover Page

11.  Table of Contents.................            Contents

12.  General Information and
          History......................            See Prospectus--
                                                   "Description of Shares"

13.  Investment Objectives and
          Policies.....................            Investment Objective
                                                   and Policies -
                                                   Cowen Standby Reserve
                                                   Fund, Inc.;
                                                   Investment Objective
                                                   and Policies Applic-
                                                   able to Both Funds

14.  Management of the Fund............            Management of the Fund


15.  Control Persons and
          Principal Holders of
          Securities...................            See Prospectus--
                                                   "Management of the
                                                   Funds"; Management of the
                                                   Fund

Part B                                             Heading in Statement of
Item No.                                            Additional Information
--------                                            ----------------------

16. Investment Advisory and
          Other Services...............            Management of the
                                                   Fund ; See Prospectus--
                                                   "Management of the
                                                   Funds"

17. Broker Allocation
          and Other Practices..........            Investment Objectives
                                                   and Policies-
                                                   Cowen Standby Reserve
                                                   Fund, Inc.;
                                                   Investment Objective
                                                   and Policies Applicable
                                                   to Both Funds

18. Capital Stock and Other
          Securities...................            See Prospectus--
                                                   "Dividends and
                                                   Distributions"; "Taxes" and
                                                   "Additional Information"

19. Purchase, Redemption and                       Additional Purchase
          Pricing of Securities                    and Redemption
          Being Offered................            Information

20. Tax Status.........................            See Prospectus--
                                                   "Dividends and Distribu-
                                                   tions" and "Taxes";
                                                   Additional Information
                                                   Concerning Taxes

21. Underwriters.......................            Additional Purchase and
                                                   Redemption Information;
                                                   See Prospectus--"Management
                                                   of the Funds"

22. Calculations
          of Yield Quotations of
          Money Market Funds...........            Determination of Yield

23. Financial Statements...............            Financial Statements

PROSPECTUS                                                      FEBRUARY 1, 1997
                            ------------------------


                        COWEN STANDBY RESERVE FUND, INC.
                                      AND

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

         FINANCIAL SQUARE, NEW YORK, NEW YORK 10005, 800-262-7116 (212)
                                    495-6724

                            ------------------------

     Cowen Standby Reserve Fund, Inc. ("CSRF") is a money market mutual fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     Cowen Standby Tax-Exempt Reserve Fund, Inc. ("CSTXRF") is a money market mutual fund whose investment objective is the maximization of current income that is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

     CSRF and CSTXRF are each referred to in this Prospectus as a "Fund", and collectively as the "Funds".

     Shares of the Funds are sold and redeemed at net asset value without the imposition of a sales or redemption charge by either Fund.

     THE FUNDS ARE NOT INSURED BY THE U.S. GOVERNMENT AND THERE IS NO GUARANTEE THAT THE SHARES OF THE FUNDS WILL MAINTAIN A CONSTANT NET ASSET VALUE.

     This Prospectus briefly sets forth certain information about the Funds that investors should know before investing. Investors are advised to read this Prospectus and retain it for future reference.

     Additional information about each Fund, contained in its Statement of Additional Information, has been filed with the Securities and Exchange Commission ("SEC") and is available to investors without charge by calling the Funds' distributor at (212) 495-6724 or by contacting any account representative at Cowen & Company ("Cowen"). The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference into this Prospectus.

                            ------------------------

                                COWEN & COMPANY
                             PRINCIPAL UNDERWRITER

                            ------------------------

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
 EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
   SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
         PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        COWEN STANDBY RESERVE FUND, INC.

                              FINANCIAL HIGHLIGHTS


     The following table has been audited by Ernst & Young LLP, the Fund's independent auditors, whose report thereon for each of the five years in the period ended September 30, 1996, appears in the Fund's annual report to shareholders which is incorporated by reference in the Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes which also appear in CSRF's annual report to shareholders as of September 30, 1996. The information appearing herein for each of the years prior to September 30, 1992, also has been audited by Ernst & Young LLP, whose report thereon was unqualified.


                      PER SHARE INCOME AND CAPITAL CHANGES

         For a share of Common Stock outstanding throughout each year.

                                                                         SRF
                        -----------------------------------------------------------------------------------------------------
                                                              YEAR ENDED SEPTEMBER 30,
                        -----------------------------------------------------------------------------------------------------
                           1996          1995         1994         1993         1992         1991         1990         1989
                        ----------     --------     --------     --------     --------     --------     --------     --------
Net Asset Value,
  Beginning of Year...  $     1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                        ----------     --------     --------     --------     --------     --------     --------     --------
Income from Investment
  Operations:
  Net Investment
    Income............         .05          .05          .03          .03          .04          .06          .08          .08
Less Distributions:
  Dividends from net
    investment
    income............        (.05)        (.05)        (.03)        (.03)        (.04)        (.06)        (.08)        (.08)
                        ----------     --------     --------     --------     --------     --------     --------     --------
Net Asset Value, End
  of Year.............  $     1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                         =========     ========     ========     ========     ========     ========     ========     ========
Total Return..........       4.97%        5.23%        3.14%        3.07%        4.16%        6.33%        8.06%        8.81%
Ratios/Supplemental
  Data
  Net Assets (000
    omitted)..........  $1,101,944     $890,888     $692,609     $682,379     $667,366     $605,212     $617,137     $474,475
  Ratio of Expenses to
    Average Net
    Assets............        .71%         .71%         .64%         .68%         .70%         .71%         .63%         .66%
  Ratio of Net
    Investment Income
    to Average Net
    Assets............       4.89%        5.13%        3.11%        3.00%        4.06%        6.15%        7.74%        8.49%


                          1988         1987
                        --------     --------
                        <C
Net Asset Value,
  Beginning of Year...  $   1.00     $   1.00
                        --------     --------
Income from Investment
  Operations:
  Net Investment
    Income............       .07          .06
Less Distributions:
  Dividends from net
    investment
    income............      (.07)        (.06)
                        --------     --------
Net Asset Value, End
  of Year.............  $   1.00     $   1.00
                        ========     ========
Total Return..........     6.80%        5.80%
Ratios/Supplemental
  Data
  Net Assets (000
    omitted)..........  $348,097     $370,987
  Ratio of Expenses to
    Average Net
    Assets............      .68%         .70%
  Ratio of Net
    Investment Income
    to Average Net
    Assets............     6.67%        5.72%

                                     YIELD


     For the seven-day period ended January 9, 1997, the Company's yield was 4.47%. At January 9, 1997, CSRF's average portfolio maturity was 64 days. CSRF's Statement of Additional Information describes the method used to calculate its yield.


                                    EXPENSES

     The following table lists the costs that an investor will incur, either directly or indirectly, as a shareholder of CSRF, based upon CSRF's projected annual operating expenses:

         SHAREHOLDER TRANSACTION EXPENSES
              Maximum sales charge imposed on purchases (as a
                percentage of offering price)......................  None
              Maximum sales charge imposed on reinvested
                dividends..........................................  None
              Maximum deferred sales charge........................  None
              Redemption fees......................................  None
              Exchange fee.........................................  None
         ANNUAL CSRF EXPENSES
              (as a percentage of average net assets)
              Management fees......................................  .50%
              12b-1 fees...........................................  None
              Other expenses.......................................  .21%
                                                                     ----
         Total CSRF Operating Expenses.............................  .71%
                                                                     ====


     The nature of the services for which CSRF pays the management fees is described under "Management of the Funds." "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees all for the Funds current fiscal year ended September 30, 1996.


  Example

     The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in CSRF. These amounts are based upon payment by CSRF of operating expenses at the levels set forth in the table above, and are also based upon the following assumptions:

                                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                ------     -------     -------     --------
      You would pay the following expenses on
        a $1,000 investment assuming (1) 5%
        annual return and (2) redemption at
        the end of each time period*..........    $7         $23         $41         $ 91

------------
* This example should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. Moreover, while this table assumes a 5% annual return, CSRF's actual performance will vary and may result in an actual return greater or less than 5%.

  The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in CSRF will bear directly or indirectly.

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                              FINANCIAL HIGHLIGHTS


     The following table has been audited by Ernst & Young LLP, the Fund's independent auditors, whose report thereon for each of the five years in the period ended September 30, 1996, appears in the Company's annual report to shareholders which is incorporated by reference in the Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes which also appear in CSTXRF's annual report to shareholders as of September 30, 1996. The information appearing herein for each of the years prior to September 30, 1992, also has been audited by Ernst & Young LLP, whose report thereon was unqualified.


                      PER SHARE INCOME AND CAPITAL CHANGES

         For a share of Common Stock outstanding throughout each year.


                                                               YEAR ENDED SEPTEMBER 30,
                      -----------------------------------------------------------------------------------------------------------
                        1996       1995       1994       1993       1992       1991       1990       1989       1988       1987
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Net Asset Value,
 Beginning of
 Year...............  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Income from
 Investment
 Operations:
 Net Investment
   Income...........       .03        .03        .02        .02        .03        .04        .05        .06        .05        .04
Less Distributions:
 Dividends from net
   investment
   income...........      (.03)      (.03)      (.02)      (.02)      (.03)      (.04)      (.05)      (.06)      (.05)      (.04)
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Net Asset Value, End
 of Year............  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                      =========  =========  =========  =========  =========  =========  =========  =========  =========  =========
Total Return........     3.07%      3.19%      2.11%      2.03%      2.97%      4.50%      5.48%      5.88%      4.61%      3.94%
Ratios/Supplemental
 Data:
 Net Assets (000
   omitted).........  $171,055   $122,536   $120,704   $116,618   $118,389   $107,838   $ 89,371   $ 84,629   $ 67,885   $ 64,102
 Ratio of Expenses
   to Average Net
   Assets...........      .59%       .61%       .58%       .62%       .61%       .60%       .62%       .59%       .57%       .44%
 Ratio of Net
   Investment Income
   to Average Net
   Assets...........     3.01%      3.14%      2.03%      1.99%      2.87%      4.37%      5.35%      5.73%      4.55%      3.89%
Investment advisory
 fees waived:
 Amount.............  $156,993   $124,784   $130,483   $119,582   $130,414   $105,431   $ 88,632   $132,101   $200,930   $275,072
 Ratio of Average
   Net Assets.......      .10%       .10%       .10%       .10%       .10%       .10%       .10%       .17%       .30%       .42%



                                     YIELD



     For the seven-day period ended January 9, 1997 CSTXRF's yield was 2.78%. At January 9, 1997, CSTXRF's average portfolio maturity was 58 days. CSTXRF's Statement of Additional Information describes the methods used to calculate its yield.

                                    EXPENSES

     The following table lists the costs that an investor will incur, either directly or indirectly, as a shareholder of CSTXRF, based upon CSTXRF's projected annual operating expenses:


         SHAREHOLDER TRANSACTION EXPENSES
              Maximum sales charge imposed on purchases (as a
                percentage of offering price)......................  None
              Maximum sales charge imposed on reinvested
                dividends..........................................  None
              Maximum deferred sales charge........................  None
              Redemption fees......................................  None
              Exchange fee.........................................  None
         ANNUAL CSTXRF EXPENSES
              (as a percentage of average net assets)
              Management fees......................................  .50%
              12b-1 fees...........................................  None
              Other expenses.......................................  .19%
                                                                     ----
              Total CSTXRF Operating Expenses......................  .69%
                                                                     ====



     The nature of the services for which CSTXRF pays the management fees is described under "Management of the Funds." Since CSTXRF's inception, Cowen has voluntarily waived a portion of its investment management fee. However, as there can be no assurance that Cowen will continue such a waiver, the table reflects the amount of management fee computed at the rate provided for in the Investment Management Agreement. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees all for the Fund's current fiscal year ended September 30, 1996.


  Example

     The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in CSTXRF. These amounts are based upon payment by CSTXRF of operating expenses at the levels set forth in the table above, and are also based upon the following assumptions:


                                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                              ------     -------     -------     --------
         You would pay the following
           expenses on a $1,000 investment
           assuming (1) 5% annual return and
           (2) redemption at the end of each
           time period*.....................    $7         $23         $39         $ 88

------------

* This example should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. Moreover, while this table assumes a 5% annual return, CSTXRF's actual performance will vary and may result in an actual return greater or less than 5%.

  The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in CSTXRF will bear directly or indirectly.

                       INVESTMENT OBJECTIVE AND POLICIES

                        COWEN STANDBY RESERVE FUND, INC.

IN GENERAL

     CSRF is a no-load, diversified, open-end investment company whose objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. This objective may be changed only with the approval of the shareholders.

     CSRF will attempt to achieve its investment objective by investing in a portfolio of short-term "money market" instruments consisting of United States Treasury Securities, other obligations issued or guaranteed by the United States government, its agencies or instrumentalities, marketable certificates of deposit, including those issued by domestic banks, London branches of domestic banks, domestic branches of foreign banks and savings and loan and similar associations, banker's acceptances, repurchase agreements and high grade commercial paper.

     There can be no assurance that CSRF will achieve its investment objective. The following is a brief description of the kinds of instruments in which CSRF will invest:

     Government Obligations. United States government, agency and instrumentality securities in which CSRF may invest include Treasury Bills, Treasury Notes and Treasury Bonds; other obligations which are supported by the full faith and credit of the United States Treasury, such as Government National Mortgage Association pass-through certificates; obligations which are supported by the right of the issuer to borrow from the Treasury, such as securities of Federal Home Loan Banks; and obligations which are supported only by the credit of the instrumentality, such as Federal National Mortgage Association bonds.

     Bank Instruments. Certificates of deposit ("CDs") and bankers' acceptances ("BAs") in which CSRF may invest generally are limited to those instruments issued by domestic or foreign commercial banks, savings and loan associations and similar institutions having total assets in excess of $1 billion. CDs are short-term negotiable obligations of commercial banks, and BAs are time drafts drawn on commercial banks by borrowers usually in connection with international transactions. CSRF will concentrate its investments in the banking industry, investing in CD's and BA's of domestic branches of United States banks, London branches of United States banks and domestic branches of foreign banks.

     Commercial Paper. Commercial paper purchased by CSRF is limited to direct obligations of issuers that at the time of purchase are rated A-1 or A-1+ by Standard & Poor's Corporation ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if unrated, are issued by companies having an outstanding unsecured debt issue currently rated Aa or better by Moody's or AA or better by S&P. Included among the commercial paper CSRF may purchase is paper that may be purchased or sold only in private transactions; CSRF's investments in such commercial paper will be subject to CSRF's limitation on investments in securities with contractual or other restriction on resale. See "Special Considerations" below. A discussion of the Moody's and S&P rating categories is contained in the Statement of Additional Information.

     Medium Term Notes. Medium term notes are issued by banks and business corporations. They are unsecured debt instruments evidencing an obligation to pay a stated principal amount at a stated maturity date more than 270 days from issuance. CSRF will not purchase medium term notes maturing more than one year after the date of purchase. It will purchase medium term notes only if they are rated in one of the two highest categories by S&P, Moody's, Duff & Phelps, Inc., Fitch Investor Services, Inc., IBCA Limited and Thomson Bankwatch. See the Statement of Additional Information for a discussion of these rating categories.

CERTAIN PORTFOLIO STRATEGIES

     Repurchase Agreements. Under a repurchase agreement, CSRF may acquire an underlying debt instrument for a relatively short period subject to an obligation of the seller to repurchase and the Company to resell the instrument at a fixed price and time, thereby determining the yield during the Company's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Under the Investment Company Act of 1940 (the "1940 Act"), repurchase agreements are considered loans by CSRF. CSRF will enter into repurchase agreements with domestic banks or dealers with respect to securities of the type in which it invests. The obligation of the seller to repurchase the instrument at the agreed-upon price and time is in effect secured by the value of the instrument. If a seller defaults on its obligation to repurchase the underlying security, CSRF will incur a loss to the extent that the proceeds it realizes on the sale of the collateral are less than the repurchase price of the instrument. Furthermore, should the defaulting seller file for bankruptcy, CSRF could incur certain costs in establishing its right to dispose of the collateral or experience delays or be subject to limitations in its realization thereon.

SPECIAL CONSIDERATIONS

     While CSRF will invest in obligations of foreign banks or London branches of United States banks only if the investment manager deems the instruments to present minimal credit risks, such investments may nevertheless entail risks that are different from investments in domestic obligations of United States banks due to differences in political, regulatory and economic systems and conditions. Such risks include future political and economic developments and the possible imposition of withholding taxes on interest income, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, London branches of United States banks and domestic branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of United States Banks.

     In general, immediately after the acquisition of any security (other than government obligations), not more than 5% of CSRF's assets may be invested at any time in the obligations (including repurchase agreements) of a single issuer. Immediately after the acquisition of any put with respect to a portfolio security, CSRF may not have more than 5% of its total assets invested in or subject to puts from the same institution. In addition, CSRF may invest up to an aggregate of 10% of its total assets in securities with contractual or other restrictions on resale and other instruments which are not readily marketable and repurchase agreements maturing in more than seven days from the date of acquisition. CSRF is also authorized to borrow in an amount of up to 10% of its total assets for temporary or emergency purposes, and to pledge its assets to the same extent in connection with such borrowings. Finally, CSRF may attempt to increase yields by trading to take advantage of short-term market rates which may result in high portfolio turnover. A more detailed description of these policies, together with an enumeration of additional investment restrictions which CSRF has adopted and which cannot be changed without the approval of the holders of a majority of CSRF's outstanding shares, is contained in its Statement of Additional Information.

     Investors should also be aware that CSRF's portfolio will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by CSRF. The market value of the obligations in CSRF's portfolio can be expected to vary inversely to changes in prevailing interest rates.

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

IN GENERAL

     CSTXRF is a no-load, diversified, open-end management investment company whose objective is the maximization of current interest income that is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. This objective may be changed only with the approval of the shareholders. There can be, of course, no assurance that CSTXRF will achieve its investment objective.

     At least 80% of CSTXRF's assets will be invested in short-term tax-exempt debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political sub-divisions ("Municipal Securities"). CSTXRF will invest in Municipal Securities only if they are determined to be of high quality and to present minimal credit risk pursuant to guidelines established by the Fund's Board of Directors. Municipal Securities in which CSTXRF may invest include: (a) commercial paper, which typically represents short-term, unsecured, negotiable promissory notes, issued to meet seasonal working capital needs of municipalities or to provide interim construction financing; (b) notes used to provide for short-term capital needs, usually with a maturity of one year or less, such as Tax Anticipation, Bond Anticipation and Revenue Anticipation Notes and other short-term loans; and (c) bonds classified principally as (i) General Obligation Bonds, which are used to finance public projects and are secured by the issuer's taxing power for the payment of principal and interest and (ii) Revenue Bonds issued to finance a specific, revenue-generating capital project and payable only from the proceeds of the specific revenue source. CSTXRF may invest in commercial paper rated A-2 or higher by Standard & Poor's Corporation ("S&P") or Prime-2 or higher by Moody's Investors Service, Inc. ("Moody's"); notes rated SP-2 or higher by S&P or MIG-2 or higher by Moody's or rated VMIG-2 or higher by Moody's in the case of variable rate demand obligations and bonds rated AA or higher by S&P or Aa or higher by Moody's. CSTXRF may also purchase Municipal Securities which, if unrated, are issued by entities having an outstanding unsecured debt issue currently rated Aa or better by Moody's or AA or better by S&P.

     Up to 25% of the assets of CSTXRF may be invested at any time in the debt obligations of a single issuer. Immediately after the acquisition of any put with respect to a portfolio security, as to 75% of its portfolio, CSTXRF may not have more than 5% of its total assets invested in securities issued by or subject to puts from the same institution, except that up to 10% of total assets may be invested in securities subject to guarantees or unconditional puts from a single institution. The identification of the issuer of a Municipal Security depends upon the terms and conditions of the security. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separated by those of the government creating the issuing entity and a security is backed only by assets and revenues of the entity, the entity would be deemed to be the sole issuer of the security. Similarly, in the case of a private activity bond, if that bond is backed only by the assets and revenues of the non-governmental user then the non-governmental user would be deemed to be the sole issuer. If, however, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and would be treated as an issue of such government or other entity. In addition, CSTXRF may invest up to an aggregate of 10% of its total assets in securities with contractual or other restrictions on resale and other instruments that are not readily marketable including repurchase agreements providing for settlement in more than seven days. CSTXRF is also authorized to borrow and to enter into reverse repurchase transactions in an amount up to 10% of its total assets for temporary or emergency purposes including meeting redemption requests, but not for leverage, and to pledge its assets to the same extent in connection with such borrowings. Whenever borrowings exceed 5% of the value of CSTXRF's assets, CSTXRF will not make any additional investments. Finally, CSTXRF may attempt to increase yields by trading to take advantage of short-term market rates which may result in high portfolio turnover. A more detailed description of these policies, together with an enumeration of additional investment restrictions which CSTXRF has adopted and which cannot be changed without the approval of the holders of a majority of CSTXRF's outstanding shares, is contained in its Statement of Additional Information.

     It should also be noted that securities in which CSTXRF will invest may not yield as high a level of current income as longer term or lower rated securities which generally have less liquidity and greater fluctuation.

CERTAIN PORTFOLIO STRATEGIES

     Variable Rate Demand Notes. Municipal Securities purchased by CSTXRF may include variable rate demand notes issued by industrial development authorities and other governmental entities. Although variable rate demand notes are frequently not rated by credit rating agencies, unrated notes purchased by CSTXRF will be determined by CSTXRF's investment manager to be of comparable quality at the time of purchase to instruments rated "high quality" (i.e., within the two highest ratings) by any major rating service. CSTXRF may invest in variable rate demand notes carrying stated maturities in excess of one year at the date of purchase by CSTXRF if such variable rate demand notes carry demand features permitting CSTXRF to redeem at any time or, under certain conditions, at specified periodic intervals, not exceeding one year, in either case upon such notice as is deemed appropriate by the SEC or its staff, currently not more than seven days. Frequently such obligations are secured by irrevocable letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank, as the case may be, must, as determined by CSTXRF's investment manager, also be equivalent to the quality standards set forth above. In addition, while there is no active secondary market with respect to a particular variable rate demand note purchased by CSTXRF, CSTXRF may, upon the seven days notice specified in the note, demand payment of the principal of and accrued interest on the note. The absence of such an active secondary market, however, could make it difficult for CSTXRF to dispose of the variable rate demand note involved, in the event the issuer of the note defaulted on its payment obligations, and CSTXRF could, for this or other reasons, suffer a loss of principal and interest.

     CSTXRF may invest in participating interests purchased from banks in variable rate Municipal Securities (such as industrial development bonds) owned by banks. If necessary in the opinion of CSTXRF's investment manager, participation interests will carry a liquidity feature permitting CSTXRF to tender them back to the bank or will be backed by an irrevocable letter of credit or guarantee of a bank which CSTXRF's investment manager has determined to be equivalent to the quality standards set forth above.

     When-Issued Securities. CSTXRF may also purchase Municipal Securities on a "when-issued" basis. CSTXRF will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. CSTXRF will generally not pay for such securities or start earning interest on them until they are received; thus, they involve a form of leveraging. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value, both before and after delivery, based upon changes in the general level of interest rates and other market factors. Although CSTXRF may purchase when-issued securities without limit, CSTXRF expects that commitments to purchase when-issued securities normally will not exceed 25% of the value of its total assets and that a commitment by the Fund to purchase when-issued securities will not exceed 45 days. Due to fluctuations in the value of Municipal Securities purchased on a when-issued basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to CSTXRF.

     Stand-By Commitments. CSTXRF may acquire "stand-by commitments" (sometimes referred to as "puts") with respect to Municipal Securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase, at the Fund's option, specified Municipal Securities at a specified price. CSTXRF intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the opinion of CSTXRF's investment manager, present minimal credit risks. If CSTXRF's investment manager deems it necessary or advisable, CSTXRF may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). In evaluating the creditworthiness of the issuer of a stand-by commitment, the investment manager will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. CSTXRF will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Reverse Repurchase Agreements. CSTXRF may borrow funds for temporary purposes and not for leverage by agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed-upon date and price (a "reverse repurchase agreement"). At the time CSTXRF enters into a reverse repurchase agreement it will place in a segregated custodial account cash, United States government securities or high-grade debt obligations having a value equal to the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of the securities sold by CSTXRF may decline below the repurchase price of those securities. Repurchase agreements are considered to be loans and reverse repurchase agreements are considered to be borrowings by CSTXRF under the 1940 Act.

     Taxable Investments. Under certain circumstances, CSTXRF may for temporary defensive or other purposes invest in certain short-term taxable securities when CSTXRF's investment manager believes that it would be in the best interests of CSTXRF's investors to do so. Taxable securities in which CSTXRF may invest on a short-term basis are obligations of the United States government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by Moody's, S&P, Duff & Phelps, Inc., Fitch Investor Services, Inc., IBCA Limited and Thomson Bankwatch; commercial paper rated in the highest grade by Moody's or S&P; and bank obligations including certificates of deposit issued by domestic branches of United States banks with assets of $1 billion or more. At no time will more than 20% of CSTXRF's total assets be invested in taxable short-term securities unless CSTXRF's investment manager has determined to adopt temporarily a defensive investment policy in the face of adverse market conditions affecting the market for Municipal Securities in general.

SPECIAL CONSIDERATIONS

     In seeking to achieve its investment objective CSTXRF may invest all or any part of its assets in Municipal Securities which are industrial development bonds. Moreover, although CSTXRF does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities the interest on which is paid solely from revenues of economically related projects, if such investment is deemed necessary or appropriate by CSTXRF's investment manager. To the extent that CSTXRF's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, CSTXRF will be subject to the peculiar risks presented by such projects to a greater extent than it would be if CSTXRF's assets were not so concentrated.

          INVESTMENT OBJECTIVES AND POLICIES APPLICABLE TO BOTH FUNDS

     Lending of Portfolio Securities. Each Fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. Such loans, if and when made, may not exceed 20% of that Fund's total assets taken at value. Loans of portfolio securities by a Fund will be collateralized by cash, letters of credit or securities issued or guaranteed by the United States government or its agencies, which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.

     Portfolio securities of each Fund are valued on the basis of amortized cost. In connection with its use of amortized cost valuation, each Fund limits the dollar-weighted average maturity of its portfolio to not more than 90 days and does not purchase any instrument with a remaining maturity of more than 397 calendar days, except that securities subject to liquidity puts may bear longer maturities. The Funds follow these policies in order to maintain a constant net asset value of $1.00 per share, although there is no assurance they can do so on a continuing basis.

                            MANAGEMENT OF THE FUNDS

BOARDS OF DIRECTORS

     The business and affairs of each of the Funds are managed under the direction of their respective Boards of Directors. By virtue of the responsibilities assumed by Cowen under the Investment Management Agreements, neither Fund will require executive employees other than its officers, none of whom will devote full time to the affairs of that Fund.

INVESTMENT MANAGER

     Cowen, an investment adviser and broker-dealer registered with the SEC, serves as the Funds' investment manager. Cowen is a member of the New York, American and other principal national securities exchanges and of the National Association of Securities Dealers, Inc. ("NASD"). Cowen's principal address is Financial Square, New York, New York 10005.

     Pursuant to the Investment Management Agreements between Cowen and the Funds, Cowen has agreed to be responsible for each Fund's investment program. Subject to the supervision and direction of the Funds' Boards of Directors, Cowen manages each Fund's portfolio in accordance with the stated policies of that Fund. Cowen makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions. Cowen also furnishes each Fund statistical and research data, clerical help, accounting, data processing, bookkeeping, internal auditing and certain legal and other services required by that Fund, prepares reports to shareholders of each Fund, tax returns, reports to and filings with the SEC and state Blue Sky authorities, calculates the net asset value of shares of each Fund and generally assists in all aspects of the Funds' operations. For the services provided pursuant to the Investment Management Agreement, Cowen is entitled to receive from each Fund a fee, computed daily and payable monthly, at the annual rate of .50 of 1.00% of that Fund's average daily net assets. Cowen compensates certain securities dealers whose customers are shareholders of either Fund for providing administrative services to those shareholders that would otherwise be provided by Cowen. Such compensation is paid solely from Cowen's resources and is not paid directly or indirectly by either Fund.

DISTRIBUTOR

     Cowen acts as distributor of the Funds' shares. No compensation is payable by either Fund to Cowen for its distribution services.

CUSTODIAN AND TRANSFER AND DIVIDEND AGENT

     Investors Fiduciary Trust Company ("IFTC"), a subsidiary of State Street Boston Corp., serves as the custodian of the Funds' investments and as transfer and dividend agent. Communications to IFTC should be directed to P.O. Box 419111, Kansas City, MO 64141.

                               PURCHASE OF SHARES

     Each Fund's shares are sold on a continuous basis on each day that such Fund's net asset value is calculated, at their net asset value next determined after an order and payment for shares in the form of Federal Funds have been received. The minimum initial investment and subsequent investments must be in the amount of at least $500, with the exception of purchases of Fund shares through retirement plans for Self-Employed Persons and Individual Retirement Accounts which require minimum initial investments and subsequent investments in the amount of at least $100. Each Fund reserves the right at any time to vary the initial and subsequent investment minimums, and has established a lower minimum for investments under the Automatic Transaction program described below.

     To invest in a Fund, a person who has, or who wishes to have, an account at Cowen need only direct his representative to invest in that Fund in order to become a shareholder in that Fund. There is no charge for establishing or maintaining such account. A person who does not have, and does not intend to establish, an account at Cowen may invest in either Fund by instructing his own broker/dealer to purchase shares for him or by contacting the Fund directly at 1-800-309-1111. Persons who are interested in purchasing shares of the Funds by Federal wire should contact the Fund directly at 1-800-262-7116. Such broker/dealer must be a member of the NASD, or a foreign non-member of the NASD, which has entered into a Sales Agreement with Cowen with respect to the stock of that Fund. Cowen reserves the right to reject any purchase order. From time to time, Cowen's registered representatives and those of other broker-dealers that enter into selected dealer agreements with Cowen and sell shares of the Funds will receive non-cash compensation in the form of gifts or prizes such as merchandise or trips.

     In the case of orders from its customers or customers of its correspondents for purchase of shares paid for other than in Federal Funds. Cowen will complete the conversion into, or itself advance at no charge, Federal Funds on the day following receipt of an order. Investors whose payments are received in or converted into Federal Funds by Cowen or Federal wires received by Cowen not later than 2:00 P.M., New York time, will become shareholders on that day. Investors whose payments are received in or converted into Federal Funds or Federal wires received by Cowen after 2:00 P.M., New York time, by Cowen will become shareholders on the following business day. A shareholder will begin to accrue daily dividends the day after becoming a shareholder. Cowen will provide each shareholder with written confirmations monthly of each purchase and sale transaction effected for his account during the period, including the automatic reinvestment of dividends in additional shares of a Fund.

     Exchange Privilege. Shares of either Fund may be exchanged for shares of the other Fund and/or the following mutual funds for which Cowen serves as distributor.

     - Cowen Intermediate Fixed Income Fund, a fund that seeks current income and stability of principal, by investing primarily in high quality intermediate term fixed income securities. This fund is a series of Cowen Funds, Inc.

     - Cowen Government Securities Fund, a fund that seeks total return consisting of current income and appreciation of capital through investing primarily in securities issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. This fund is a series of Cowen Funds, Inc.

     - Cowen Income + Growth Fund, Inc., a fund that seeks a high level of dividend income, to the extent consistent with prudent investment management, by investing primarily in income producing equity securities.

     - Cowen Opportunity Fund, a fund whose investment objective is appreciation of capital through investing primarily in small capitalization issuers. This fund is a series of Cowen Funds, Inc.

     Shares of these mutual funds are available only to investors residing in states where these mutual funds are qualified for sale. They are sold pursuant to separate prospectuses that may be obtained through any Cowen account representative, through account representatives of Cowen Correspondents, or through any other member of the NASD, or foreign non-member of the NASD, which has entered into a Sales Agreement with Cowen with respect to such funds. A shareholder may effect exchanges among these mutual funds and a Fund on the basis of relative net asset values without imposition of a sales charge; provided, however, that where shares of a Fund acquired through a direct purchase are exchanged for shares of Cowen Intermediate Fixed Income Fund or Cowen Government Securities Fund, Cowen Income + Growth Fund, Inc., or Cowen Opportunity Fund, the appropriate sales charge will be imposed at the time of the exchange. An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is subject to termination and its terms are subject to change upon 60 days' notice to shareholders.

     On May 16, 1994, Cowen Income + Growth Fund, Inc. and Cowen Opportunity Fund and on July 11, 1994, Cowen Government Securities Fund and Cowen Intermediate Fixed Income Fund (collectively, the "non-money market funds") began offering three classes of shares (Class A, B and C shares). Shareholders of CSRF and CSTXRF (collectively, the "money market funds") may not exchange their shares for Class A or Class B shares, and if eligible, Class C shares, of the non-money market funds, unless the money market fund shares being exchanged were acquired through an exchange from a non-money market fund and not by a direct purchase; if those shares were acquired by exchange from a non-money market fund, they may be exchanged only for shares of the same class that the shareholder previously held. In cases where shares of the non-money market fund previously held were acquired prior to May 16, 1994, corresponding shares of the money market fund may be exchanged only for Class A shares (or Class C shares, if eligible) of a non-money market fund.

                              REDEMPTION OF SHARES

PROCEDURES APPLICABLE TO ALL REDEMPTIONS

     Each Fund will redeem its shares without charge on any day that such Fund's net asset value is calculated at the net asset value per share next determined after receipt of a redemption order in proper form by Cowen or IFTC. While each Fund intends to use its best efforts to maintain its net asset value per share at $1.00, the proceeds paid upon redemption may be more or less than the amount invested depending upon a share's net asset value at the time of redemption.

     Any redemption request received by Cowen prior to 2:00 P.M., New York time, will earn that day's dividend, and will be transmitted to IFTC on that day; the proceeds of such redemptions normally will be credited to the investor's account at Cowen on the next business day. Shares redeemed pursuant to requests at or after 2:00 P.M., New York time, will be effected on and dividends earned through the next business day and the proceeds of such redemptions normally will be credited to the investor's account at Cowen on the second business day thereafter, but in any event payment will be made within seven days thereafter. However, proceeds of any redemptions will not be sent until the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, which may take up to 15 days. Pending such clearance, Cowen will hold redemption proceeds in the investor's brokerage account under circumstances resulting in no earnings to the investor.

     Each Fund may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of the transfer of its shares) for such periods as are permitted under the 1940 Act. Each Fund reserves the right to redeem shares in any account at their net asset value if the value of the account is $500 or less. The shareholder having the account will first be notified in writing that its account has a value of $500 or less and will be allowed 30 days to make an additional investment before the redemption is processed by the Fund.

REGULAR REDEMPTION PROVISIONS

     Cowen generally will effect redemptions of shares upon oral instruction received from a shareholder. It is the Funds' policy that the Redeeming Shareholder bear the risk of loss in the event of a fraudulent oral redemption instruction; the staff of the SEC is considering the propriety of this policy. If shares are to be redeemed pursuant to an order sent to IFTC by the shareholder, IFTC will require written redemption instructions signed by the shareholder of record, which signature must be guaranteed by a commercial bank or trust company located or having a correspondent in New York City, or by a member firm of the New York Stock Exchange. If certificates have been issued representing the shares to be redeemed, such certificates must also be endorsed, or a duly executed stock power must be furnished, with signature guaranteed as discussed above, and must be submitted to Cowen or IFTC with the redemption request. Cowen or IFTC may require further documentation if the shareholder is a corporation, partnership, trust, estate or other entity. Cowen and certain other dealers may impose a charge in connection with redemptions effected by federal wire.

CHECK REDEMPTION PRIVILEGE

     An investor may designate on an Application for Checks, or by later written request, that a Fund of which he is a shareholder provide him with redemption checks drawn on the Fund's account at IFTC. These checks will be sent only to the person in whose name the account is registered and only to the address of record. The Application must be manually signed by the registered owner(s). Shareholders having jointly-owned accounts may authorize checks to be drawn with the signature of only one of the owners. Checks may be payable to the order of any person in an amount of $100 or more. Dividends are earned until the check clears. After clearance, the check will be returned to the investor. Shareholders should be aware that use of the check redemption procedure does not give rise to a banking relationship between the shareholder and IFTC, which will be acting solely as transfer agent for the Fund. When a check is presented to IFTC for payment, IFTC, as the investor's agent, will cause the appropriate Fund to redeem a sufficient number of shares from the investor's account to cover the amount of the check. However, investors will be subject to the same rules and regulations that IFTC applies to checking accounts and the other restrictions set forth herein. There is no charge to the investor for this checking service. Cowen representatives, upon request, will provide shareholders with the forms which must be completed in order to avail themselves of this method of redemption. Shareholders may also obtain these forms by writing to IFTC, P.O. Box 419111 Kansas City, MO 46141.

     Shares for which stock certificates have been issued may not be redeemed by check. If an investor's account is not adequate to cover the amount of the check, the check will be returned marked insufficient funds. Checks should not be used to close an account.

     The check redemption privilege may be modified or terminated at any time by either Fund or by IFTC.

NET ASSET VALUE

     Each Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined as of 2:00 P.M., New York time, Monday through Friday, except (i) on days on which changes in the value of that Fund's portfolio securities will not materially affect the current net asset value of the shares; (ii) on days during which no security is tendered for redemption and no order to purchase or sell the stock is received by the Funds; and (iii) on New Year's Day, Washington's Birthday

(third Monday in February), Good Friday, Memorial Day (last Monday in May), Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value is computed by dividing the value of the net assets of a Fund (i.e., the value of assets less liabilities) by the total number of shares outstanding. Expenses and fees of each Fund, including the Investment Manager's fee, are accrued daily and taken into account for the purpose of determining net asset value. Although investments of each Fund will be valued on the basis of amortized cost, the Funds will also monitor the value of their portfolios by reference to fair market value computation.

                             AUTOMATIC TRANSACTIONS

     For a shareholder who so elects, free credit balances in the shareholder's securities account at Cowen will automatically be invested in shares of a Fund daily, so long as the free credit balances are in excess of $100. In addition, free credit balances in excess of $1.00 but below such minimum Fund requirements will automatically be invested at the end of each week. For a participant in the program, redemption of shares of the Fund will be effected automatically on each business day to satisfy the debit balances in the shareholder's securities account at Cowen. Shareholders who are investors in both CSRF and CSTXRF must designate which Fund they consider their primary account at Cowen. Free credit balances in a shareholder's securities account at Cowen will be automatically invested into the primary account and debit balances will be satisfied from the primary account before the remaining account.

     No fee is charged with respect to these automatic transactions. Cowen reserves the right, however, upon notification to all participants, to impose a fee in the future.

                          DIVIDENDS AND DISTRIBUTIONS

     Each Fund's net investment income (other than net realized short-term capital gains) will be declared daily and paid monthly as a dividend to shareholders of record at the close of business on the day of declaration. Shares begin accruing dividends on the day after the purchase order for the shares becomes effective and continue to accrue dividends through, and including, the day the redemption order for the shares is effected. Dividends are reinvested automatically in additional shares of the same Fund at net asset value or, at a shareholder's option, are paid in cash. Distributions of net realized long and short-term capital gains, if any, will be distributed annually. Income dividends will be paid through the business day preceding the next to last Friday of the month except for December. In December, income dividends will be paid through the last business day of the month.

                                     TAXES
BOTH FUNDS


     For their taxable years ended September 30, 1996, each of the Funds qualified as a regulated investment company for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). They intend to so qualify in each succeeding year. As a regulated investment company, each Fund will pay no federal income tax on its net investment income and net capital gains, if any, that it distributes to its shareholders, provided that it meets certain distribution requirements. Each Fund will be subject to a non-deductible excise tax of 4% of the amount by which it fails to distribute specified amounts of ordinary income and capital gains during each calendar year. Each Fund intends to make such distributions as are necessary to avoid the application of this tax.

     Except as otherwise provided below, dividends paid from taxable net investment income and distributions of net short-term capital gains, if any, will be taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of a Fund. Because the Funds are not expected to realize long-term capital gains, it is unlikely that any portion of the dividends or distributions paid by a Fund will be taxable to shareholders as long-term capital gains. The Funds' dividends will not qualify for the dividends-received deduction for corporations. Statements as to the tax status of each shareholder's dividends and distributions will be mailed annually by IFTC. Shareholders should consult their tax advisers about any state and local taxes that may apply to dividends and distributions received.

SPECIAL CONSIDERATIONS FOR CSRF

     Dividends paid by CSRF may be subject to tax by certain states, even though the interest on United States government obligations, from which such dividends are derived, would be exempt from state income tax if received directly by the shareholders.

SPECIAL CONSIDERATIONS FOR CSTXRF

     CSTXRF will designate and pay exempt-interest dividends derived from interest earned on qualifying Municipal Obligations. Such exempt-interest dividends may be excluded by shareholders from their gross income for Federal income tax purposes although (1) all or a portion of such exempt-interest dividends will be a specific preference item for purposes of the Federal individual and corporate alternative minimum tax to the extent they are derived from certain types of private activity bonds issued after August 7, 1986 and (2) all exempt-interest dividends will be a component of the "current earnings" adjustment item for purposes of the Federal corporate alternative minimum tax. In addition, corporate shareholders may incur a greater Federal "environmental tax" liability through receipt of dividends and distributions from CSTXRF.

     The exemption of interest income for federal income tax purposes in most cases does not result in an exemption under the tax laws of any state or local authority. CSTXRF will notify shareholders annually as to the percentage of interest exempt from federal taxes earned by CSTXRF with respect to those states or possessions in which the Fund had investments. CSTXRF will also notify shareholders annually as to the percentage of the shareholder's income from CSTXRF exempt from Federal personal and corporate income taxes and the percentage, if any, subject to such taxes. These notices also designate the amount of exempt-interest dividends which are a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes. Shareholders who are subject to tax in states or localities should consult their own tax advisers about the taxation of distributions from CSTXRF by such states and localities.

                             ADDITIONAL INFORMATION

     CSRF was incorporated on June 19, 1981 as Standby Reserve Fund, Inc. under the laws of the State of Maryland, commenced operations on October 22, 1981 and has authorized capital of 2,000,000,000 shares of common stock, $.01 par value per share. On December 15, 1992, the Board of Directors of Standby Reserve Fund, Inc. authorized the Fund to conduct business under the name Cowen Standby Reserve Fund, Inc.

     CSTXRF was incorporated on June 5, 1985 as the Standby Tax-Exempt Reserve Fund, Inc. under the laws of the State of Maryland, commenced operations on April 1, 1986 and has authorized capital of 1,000,000,000 shares of common stock, $.001 par value per share. On December 15, 1992, the Board of Directors authorized Standby Tax-Exempt Reserve Fund, Inc. to conduct business under the name Cowen Standby Tax-Exempt Reserve Fund, Inc.

     Shareholders of each Fund are entitled to one vote for each full share held and fractional votes for fractional shares held.

     General inquiries regarding the Funds may be directed to the Funds' distributor at (212) 495-6000, or to a Cowen account representative.

     No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in either Fund's official sales literature in connection with the offering of that Fund's shares, and, if given or made, such other information or representations must not be relied upon as having been authorized by a Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

     Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any material misstatement or omission in the Prospectus about the other Fund. However, each Fund has acknowledged that it, and not the other Fund, is liable for any material misstatement or omission about it in the Prospectus. The Board of Directors of each Fund has considered this factor in approving its use of a single combined Prospectus.

---
-
-
-
---                                   ---

                   CONTENTS

          --Cowen Standby Reserve Fund, Inc.
               Financial Highlights..............    2
          --Cowen Standby Tax-Exempt Reserve
               Fund, Inc.
               Financial Highlights..............    4
          Investment Objective and Policies
            --Cowen Standby Reserve Fund,
               Inc. .............................    6
            --Cowen Standby Tax-Exempt Reserve
               Fund, Inc.........................    8
            -- Investment Objectives and Policies
               Applicable to Both Funds..........   12
          Management of the Funds................   12
          Purchase of Shares.....................   13
          Redemption of Shares...................   15
          Automatic Transactions.................   17
          Dividends and Distributions............   17
          Taxes..................................   17
          Additional Information.................   19

       NO PERSON HAS BEEN AUTHORIZED TO
       GIVE ANY INFORMATION OR TO MAKE
       ANY REPRESENTATIONS OTHER THAN
       THOSE CONTAINED IN THIS
       PROSPECTUS, THE STATEMENT OF
       ADDITIONAL INFORMATION OR THE
       FUND'S OFFICIAL SALES LITERATURE
       IN CONNECTION WITH THE OFFERING
       OF THE FUND'S SHARES AND, IF
       GIVEN OR MADE, SUCH OTHER
       INFORMATION OR REPRESENTATIONS
       MUST NOT BE RELIED ON AS HAVING
       BEEN AUTHORIZED BY THE FUND.
       THIS PROSPECTUS DOES NOT
       CONSTITUTE AN OFFER IN ANY STATE
       IN WHICH, OR TO ANY PERSON TO
       WHOM, SUCH OFFER MAY NOT
       LAWFULLY BE MADE.
       I,2

---
---
---

-
-
-
                                             (LOGO)
                                             COWEN STANDBY
                                                RESERVE
                                              FUND, INC.

              ------------------------------------------------------------------

                                             COWEN STANDBY
                                              TAX-EXEMPT
                                          RESERVE FUND, INC.

                                        -----------------------
                                           Prospectus Dated

                                           February 1, 1997

Part C

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                       STATEMENT OF ADDITIONAL INFORMATION


                                FEBRUARY 1, 1997




                        COWEN STANDBY RESERVE FUND, INC.

                   FINANCIAL SQUARE, NEW YORK, NEW YORK 10005
                         (212) 495-6724, (800) 262-7116




                                    CONTENTS

                                                                  PAGE
                                                                  ----
Investment Objective and Policies ...............................   2
Management of the Fund ..........................................   6
Additional Purchase and Redemption Information ..................   9
Additional Information Concerning Taxes .........................   9
Dividends  ......................................................  10
Determination of Yield ..........................................  10
Auditors and Counsel ............................................  11
Financial Statements.............................................  11
Appendix - Description of Commercial Paper,
        Medium Term Note Ratings and Bond Ratings................  12


        This Statement of Additional Information is meant to be read in conjunction with the Prospectus of Cowen Standby Reserve Fund, Inc. (the "Fund") dated February 1, 1997, and is incorporated by reference in its entirety into that Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Fund's Prospectus may be obtained by calling Cowen & Company ("Cowen"), the Fund's principal underwriter, at (212) 495-6724 or by contacting any Cowen account representative.

INVESTMENT OBJECTIVE AND POLICIES

          The investment objective of the Fund is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The following policies supplement the descriptions of the Fund's investment objectives and policies in the Prospectus.

United States Government, Agency and Instrumentality Securities

          The Fund has the ability to invest in agency obligations which are supported only by the credit of the instrumentality, such as Federal National Mortgage Association bonds. Because the United States government is not obligated by law to provide financial support to an instrumentality it sponsors, the Fund will invest in obligations issued by such an instrumentality only when Cowen determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

Bank Obligations

          Bank obligations will include United States dollar denominated instruments issued or supported by the credit of United States or foreign banks or savings institutions. The Fund's investments in the obligations of London branches of United States banks and domestic branches of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of United States issuers. For example, there may be less publicly available information about such entities than about domestic banks and their domestic branches. The Fund will acquire securities issued by London branches of United States banks or domestic branches of foreign banks only when the Fund's investment manager believes that the risk associated with such instruments is minimal. The Fund limits its purchase of certificates of deposit of domestic branches of foreign banks to those sold by banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland and the United Kingdom.

Repurchase Agreements

          The Fund may purchase debt instruments and concurrently enter into repurchase agreements with sellers of the securities. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price on a specified date. However, the Fund will not enter into repurchase agreements maturing in more than seven days in an amount which, when added to any other securities which are restricted as to resale or securities without readily available market quotations, would exceed 10% of the Fund's total assets.

          The Fund will enter into repurchase agreements with respect to its portfolio securities with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement, the selling institution will be required to maintain collateral deposits equal at all times to the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Cowen, acting under the supervision of the Fund's Board of Directors, reviews the creditworthiness of those non-bank dealers and member banks of the Federal Reserve System with whom the Fund enters into repurchase agreements to evaluate these risks.

Lending of Portfolio Securities

          The Fund may from time to time lend securities from its portfolio to brokers, dealers and financial institutions and receive collateral consisting of cash or securities issued or guaranteed by the United States Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund continues to be entitled to the interest payable on the loaned securities and, in addition, receives interest on the amount of the loan at a rate negotiated with the borrower. Such loans will be terminable at any time. No such loans will be made to the Fund's investment manager or its affiliates. The Fund may pay reasonable fees to persons unaffiliated with the Fund in connection with arranging such loans.

Other Investment Limitations

          The following investment limitations may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Such majority is defined as the lesser of (a) 67% of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the Fund's outstanding shares.

          The Fund may not:

        1. Purchase common stocks, preferred stocks, warrants, other equity securities, state bonds municipal bonds or industrial revenue bonds;

        2. Borrow money except from banks for temporary or emergency purposes including meeting redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 10%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market less liabilities (not including the amount borrowed) at the time the borrowing is made. The borrowings will be repaid before any additional investments are made;

        3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its net total assets but only to secure borrowings for temporary or emergency purposes;

        4. Sell securities short or purchase securities on margin;

        5. Write or purchase put or call options;

        6. Underwrite the securities of other issuers or purchase securities with contractual or other restrictions on resale;

        7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts or oil and gas interests;

        8. Make loans to others except through purchasing qualified debt obligations, loaning portfolio securities (see item 13, below), and entering into repurchase agreements referred to under "Investment Objective and Policies" (see also item 14, below);

        9. Subject to the diversification requirements of Section 5 of the Investment Company Act of 1940 (the "1940 Act"), invest more than 15% of its assets in the obligations (including repurchase agreements) of any one bank, or invest more than 5% of its assets in the commercial paper of any one issuer;

        10. Invest more than 25% of its assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the United States government, its agencies or instrumentalities, certificates of deposit and bankers acceptances;

        11. Invest in companies for the purpose of exercising control;

        12. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets;

        13. Lend its portfolio securities in excess of 20% of its total assets, taken at their value. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board of Directors, including maintenance of collateral of the borrower equal at all times to the current market value of the securities loaned;

        14. Invest more than 10% of its assets in unmarketable securities, including restricted securities, other unmarketable securities, and repurchase agreements maturing in more than seven days from the date of acquisition;

          If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

Portfolio Valuation

          The Fund's portfolio securities are valued on the basis of amortized cost. Under this method of valuation, the Fund will initially value the portfolio securities at cost. If the security was purchased at a discount, the Fund will thereafter assume a constant proportional increase in value until maturity. If the security was purchased at a premium, the Fund will thereafter assume a constant proportional decrease in value until maturity. The Fund's Board of Directors has established procedures reasonably designed to stabilize the net asset value per share for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Board deems appropriate, of the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. In the event the difference between the two exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be taken. The Board will also take such action as it deems appropriate to eliminate or to reduce to the extent reasonably practicable, any material dilution or other unfair results which might arise from differences between the two. Such action may include redemption in kind, selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding dividends or utilizing a net asset value per share as determined by using available market quotations.

          In connection with its use of amortized cost valuation, the Fund will limit its investments to instruments the Board determines present minimal credit risks and which are of high quality as determined by any major rating service, or in the case of any instrument not so rated, of comparable quality as determined by the Board of Directors. In addition, the Fund will not purchase any instrument with a remaining maturity of more than 397 calendar days and will maintain a dollar-weighted average portfolio maturity of 90 days or less. Should the disposition of a portfolio security result in a dollar-weighted average maturity of more than 90 days, the Fund would invest its available cash in such a manner as to reduce the maturity to 90 days or less as soon as reasonably practicable.

Portfolio Transactions

          Purchase and sales of portfolio securities usually will be principal transactions. Portfolio securities normally will be purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid by the Fund for such purchases and the Fund has paid no brokerage commissions since its inception. Purchases of portfolio securities from underwriters, if any, will include a commission or concession paid by the issuer to the underwriters and purchases from dealers serving as market makers will be made at a discount from the retail price of the securities. While Cowen generally seeks competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available on each transaction.

          Allocation of transactions, including their frequency, to various dealers is determined by Cowen in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to Cowen may receive orders for transactions by the Fund. Information so received will supplement but will not replace that to be provided by Cowen, and Cowen's fees are not reduced as a consequence of the receipt of such supplemental information. Such information may be useful to Cowen in serving both the Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Cowen in carrying out its obligations to the Fund.

          The Fund may attempt to increase yields by trading to take advantage of short-term market variations. The Fund's annual portfolio turnover will be relatively high although for regulatory reporting purposes, turnover is expected to be zero. The Fund intends to derive not more than 30% of its gross income from the sale of assets held less than three months.

MANAGEMENT OF THE FUND

Board of Directors

        The names of the directors and executive officers of the Funds, their addresses, principal occupations during the past five years and other affiliations are set forth below. Each Director who is an "interested person" of the Funds, as defined in the 1940 Act, is indicated by an asterisk; unless noted otherwise, the business address of each such individual is Financial Square, New York, New York 10005. Each of the directors is also a director of one or more investment companies of which Cowen is Investment Manager.

Directors of the Fund


        James H. Carey, Director, age 63. Managing Director of Briarcliff Financial Associates, Inc. (since June, 1991) and Chief Executive Officer, Director and Treasurer of National Capital Benefits Corporation (since March,
1994). Mr. Carey is also a Director of Airborne Freight Corporation, Jonathan Woodner Company, NCB Insurance Limited (Bermuda), The Midland Company, The Murray & Isabella Rayburn Foundation and the U.S. Committee for UNICEF. Prior thereto he was President and Chief Executive Officer, The Berkshire Bank (May 1989 to June 1991). His address is 44 Sleepy Hollow Road, Briarcliff Manor, New York 10510.



        *Joseph M. Cohen, Chairman and Chief Executive Officer of the Fund, age
58. Principal Executive Officer and since March 1991 Class I Limited Partner of Cowen and Chairman and President of Cowen Incorporated, the sole general partner of Cowen. Prior thereto he was the Managing General Partner of Cowen. Director, Chairman and Chief Executive Officer of the Cowen Mutual Funds.
Until December 15, 1992, he was also President of the Fund and the Cowen Mutual Funds.



        Dr. Peter P. Gil, Director, age 73. Director, Arthur D. Little Management Institute Board since 1991 and currently Acting Dean of the Institute; Trustee and Executive Committee Member, Plimoth Plantation, (Plymouth, Mass.); Member of the Dominion Bridge Corporation's Technology Committee. From July 1988 to July 1994, Dr. Gil served in a variety of senior administrative positions at the Sloan School of Management, Massachusetts

Institute of Technology, as Director, Management of Technology Program, the Senior Executive Program, External Relations of the School; and Senior Lecturer. Prior to July 1988 he was Associate Dean of the School. His address is 79 Main Street, New Castle, New Hampshire 03854-0651.



        Dr. Martin J. Gruber, Director, age 58. Chairman, Department of Finance and Nomura Professor of Finance, Leonard N. Stern School of Business Administration, New York University. He is also a Director of BT Pyramid Mutual Funds, Japan Equity Fund, Inc., and the Taiwan Equity Fund, Inc.; and a Trustee of BT Leadership Trust and the T.I.A.A. Board. His address is New York University, 44 West 4th Street, New York, New York 10012.



        *Gerald P. Kaminsky, Class I Limited Partner of Cowen and Managing Director of Cowen Incorporated, age 57. Prior to that time, he was a General Partner of Cowen since April, 1989. From April, 1986 to April, 1989 he was a Special Limited Partner of Cowen. Mr. Kaminsky is a Senior Investment Officer of the Funds.
and Director, age 58. Class I Limited Partner of Cowen and Managing Director of Cowen Incorporated. Prior to that time he was a General Partner of Cowen.



        Burton J. Weiss, Director, age 65. Self-employed consultant since March, 1988. His address is 103 Marin Drive, Chapel Hill, North Carolina 27516.


Officers of the Funds Not Noted Above

        Rodd M. Baxter, Secretary. General Counsel of Cowen Asset Management and Director of Cowen. His address is Financial Square, New York, New York 10005.

        Gordon G. Ifill, Assistant Investment Officer. Portfolio Manager of Cowen Asset Management. His address is Financial Square, New York, New York 10005.

        Alan Koepplin, Investment Officer. Senior Vice President of Cowen Asset Management. His address is Financial Square, New York, New York 10005.



        David Sarns, President. Chief Administrative Officer and Class I Limited Partner of Cowen and Managing Director of Cowen Incorporated. His address is Financial Square, New York, New York 10005.

        Irwood Schlackman, Controller. Mutual Fund Administrator of Cowen. His address is Financial Square, New York, New York 10005.

Compensation


          No officer, director, partner or employee of Cowen or its affiliates will receive any compensation from the Fund for serving as an officer or director of the Fund. Directors who are not officers, directors, partners, stockholders or employees of Cowen or its affiliates receive a fee of $3,000 per annum plus $500 per meeting and $375 for each audit commitee meeting attended and reimbursement for travel and out-of-pocket expenses. For the fiscal years ended September 30, 1994, 1995, and 1996, such fees and expenses totaled $20,528, $20,897 and $20,999 respectively. To the knowledge of the Fund and Cowen, no shareholder beneficially owned 5% or more of the Fund's outstanding common stock, and none of the Fund's directors and officers, either individually or as a group, beneficially owned more than 1% of the Fund's outstanding stock as of the close of business on January 13, 1997.


Compensation Table

                                                                  Annual Total
                                   Pension or                     Compensation
                                   Retirement                     From
                  Aggregate        Benefits       Estimated       Registrant
                  Compensation     Accrued as     Benefits        and Fund
Name of           From             Part of Fund   Upon            Complex Paid
Person            Registrant       Expenses       Retirement      to Directors*

James H. Carey    $5,000           -0-            -0-             $20,000
Peter Gil         $5,000           -0-            -0-             $20,000
Martin J. Gruber  $5,000           -0-            -0-             $20,000
Burton J. Weiss   $5,000           -0-            -0-             $20,000

*There are six funds in the complex.

Investment Manager

          Cowen serves as investment manager to the Fund pursuant to an investment management agreement (the "Investment Management Agreement"). Cowen, a limited partnership, is controlled by its general partner, Cowen Incorporated. Cowen Incorporated is controlled by Mr. Joseph M. Cohen. The services provided by, and the fees payable by the Fund to Cowen under the Investment Management Agreement are described in the Prospectus.

          Cowen has agreed that if in any fiscal year the aggregate expenses of the Fund (including fees pursuant to the Investment Management Agreement, but excluding interest, taxes, brokerage expenses, and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) exceed the applicable expense limitation of any state having jurisdiction over the Fund, Cowen will reimburse such excess expense. Cowen's expense reimbursement obligation is limited to the amount of the fees it receives under the Agreement, unless a higher amount of reimbursement were to be required under applicable state law or regulations. Such expense reimbursement, if any, will be estimated, reconciled and paid on a monthly basis. The most stringent state expense limitation applicable to the Fund presently requires reimbursement of expenses in any year that such expenses exceed 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets, and 1 1/2% of average net assets in excess of $100 million, provided that in no event shall the amount of expense reimbursement required be greater than the investment advisory fee. There was no reimbursement required under the expense limitation for the fiscal year ended September 30, 1996. For the fiscal years ended September 30, 1994, 1995, and 1996 Cowen received fees for services rendered to the Fund of $3,605,556, $3,924,438 and $5,266,603 respectively.

Custodian and Transfer and Dividend Agent

          As custodian of the Fund's assets, Investors Fiduciary Trust Company, a subsidiary of State Street Boston Corp., (i) maintains a separate account or accounts in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii) makes receipts and disbursements of money on behalf of the Fund and (iv) collects and receives all income and other payments and distributions on account of the Fund's portfolio securities.

          As the Fund's transfer and dividend disbursing agent, Investors Fiduciary Trust Company (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to its shareholders and (iii) maintains shareholder accounts.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          Shares of the Fund are distributed by Cowen on a best efforts basis. The Fund offers its shares continually and without a sales load. Information on how to purchase and redeem Fund shares and how such shares are priced is included in the Prospectus. The issuance of shares is recorded on the books of the Fund, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

          Under the 1940 Act the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may permit. (The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

ADDITIONAL INFORMATION CONCERNING TAXES

          The Fund has qualified, and intends to continue to qualify each year, as a regulated investment company. As such, the Fund will not be subject to federal income tax on its net investment income and net capital gains, if any, that it distributes to its shareholders, provided that it distributes at least 90% of its net investment income in each taxable year. To qualify as a regulated investment company, the Fund may have to restrict the degree to which it engages in short-term trading. Depending upon the extent to which it is, or is deemed to be, conducting business in certain states and localities, the Fund may be subject to taxation in such states or localities.

          In general, if a shareholder fails to furnish a correct taxpayer identification number, fails to report dividend and interest income in full, or fails to certify that he has provided a correct taxpayer identification number and that he is not subject to withholding, the Fund may withhold a 31% federal backup withholding tax on dividends, capital gains distributions and the proceeds of redemptions. An individual's taxpayer identification number is his social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular federal income tax liability.

          While the Fund does not expect to realize net long-term capital gains, any such gains realized will be distributed annually. Such distributions will be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Fund's taxable year.

           Foreign countries may impose withholding and other taxes on interest paid to the Fund with respect to its foreign investments. However, certain of such foreign countries may have entered into tax conventions with the United States which reduce or eliminate such taxes.

          The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

DIVIDENDS

          Net investment income for dividend purposes consists of interest accrued and discount earned (both original issue and market), if any, for the applicable dividend period less amortization of market premium and applicable expenses for such period.

DETERMINATION OF YIELD

          The Fund will make available on each business day a "yield quotation", which is a computation of the yield on its portfolio. The yield for the Fund is calculated by determining the net change in the value of a hypothetical preexisting account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. The

Fund may also calculate an effective annualized yield quotation computed on a compound basis by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1.

          Current yield will fluctuate from time to time and is not necessarily representative of future results. Current yield information may be useful in reviewing the Fund's performance, but because current yield will fluctuate such information may not provide a basis for comparison with bank deposits, or other investments which pay a fixed yield for a stated period of time. The current yield of the Fund is affected by the kind and quality of the instruments in the Fund's portfolio, its portfolio maturity, and its operating expenses. An investor's principal is not guaranteed by the Fund.

          Investors should recognize that in periods of declining interest rates the Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

          On occasion, the Fund may compare its yield to the Donaghue's Money Fund Average (First Tier), an average compiled by Donaghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds. As with yield quotations, yield comparisons should not be considered as representative of the Fund's yields for any future period.


AUDITORS AND COUNSEL

          Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, has been selected as the Fund's independent auditor.

          Willkie Farr & Gallagher, 153 East 53rd Street, New York, New York 10022, serves as counsel for the Fund.

FINANCIAL STATEMENTS

          The Fund hereby incorporates by reference the financial statements and related notes and the report of Ernst & Young LLP thereon included in the Fund's Annual Report to Shareholders for the fiscal year ended September 30, 1996. The Fund will provide a copy of the Annual Report to each person who requests a copy of this Statement of Additional Information. The Fund will also furnish a copy of the Annual Report without charge to any Shareholder upon request directed to the Fund at the address or telephone number given on the cover page of this Statement of Additional Information.

APPENDIX

          Description of the two highest grades of rating of commercial paper, medium term note, and bonds of Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff"), Thomson Bankwatch ("Thomson"), and IBCA Limited ("IBCA"). The Fund does not purchase or hold instruments rated below these two grades.

COMMERCIAL PAPER

S&P

        The rating A-1+ is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P indicates a very strong degree of safety regarding timely payments. Commercial paper rated A-1+ are those with an "overwhelming degree of credit protection". Long-term senior debt of the same issuer is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Capacity for timely payment on issues with an A-2 designation is strong. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1+ or A-1 (which constitute the top grade), or A-2.

Moody's

        The rating Prime-1 ("P-1") is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long term debt; (6) trend of earnings over a period of ten years; (7) financial strength of parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers of P-1 paper must have a superior capacity for repayment of short term promissory obligations and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 ("P-2") have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

        The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch; it reflects an assurance of timely payment only slightly less in degree than the strongest issues.

Duff

        The highest category of Duff ratings includes Duff 1+, Duff 1 and Duff 1-. Duff 1+ indicates the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 (Good Grade) indicates good certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are small.

Thomson

        The highest Thomson short-term rating is TBW-1, which indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. Thomson assigns its second highest rating, TBW-2, to short term paper if, in Thomson's judgment, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

IBCA

        The highest category of IBCA short term ratings is A1+, assigned to obligations believed to be supported by the highest capacity for timely repayment. The second category, A1, is assigned to obligations supported by a strong capacity for timely repayment.

MEDIUM TERM NOTE RATINGS

          Medium Term Notes are rated by the same rating agencies which rate commercial paper. The Fund does not intend to purchase Medium Term Notes unless they are rated in one of the two highest categories, as indicated above under "Commercial Paper".

BOND RATINGS

S&P

        Bonds rated AA by S&P are judged by S&P to be high grade obligations, and in the majority of instances differ only in small degrees from issues rated AAA. Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest.

Moody's

        Bonds rated AA by Moody's are judged by Moody's to be of high quality by all standards. Together with the AAA group they are generally known as high-grade bonds. They are rated lower than AAA bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger.

Fitch

        Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to only slight market fluctuations other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

Duff

        Bonds rated AAA by Duff represent Duff's judgment of highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. An AA rating (including AA+, AA and AA-) from Duff indicates Duff's judgment of high credit quality. Risk is modest but may vary slightly from time to time because of economic conditions.

Thomson

        The highest Thomson rating, A, indicates that the company possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and very good access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization. The second highest Thomson rating, A/B, indicates that the company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as for companies in the highest rating category.

IBCA

        IBCA assigns its highest rating, AAA, to obligations for which it believes there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. The second highest rating, AA, is assigned to obligations for which there is very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

                                     PART C
                                OTHER INFORMATION



Item 24:  Financial Statements and Exhibits

           (a)      Financial Statements included in Registration Statement:

                    (i)      Financial Highlights included in Part A.


                    (ii) Incorporated by reference under "Financial Statements" in Part B is the Annual Report to Shareholders for the fiscal year ended September 30, 1996, which includes the Statement of Investments and Statement of Assets and Liabilities as of September 30, 1996; Statement of Operations for the year ended September 30, 1996; Statement of Changes in Net Assets for the years ended September 30, 1995 and 1996; Notes to Financial Statements; and Report of Ernst & Young LLP, Independent Auditors, dated October 29, 1996.


           (b)      Exhibits:

Exhibit No.                       Description of Exhibits
-----------                       -----------------------


   1.A.               Articles of Incorporation of Registrant, June 15, 1981


   1.B.               Articles of Amendment, Sept. 14, 1981


   1.C.               Articles of Revival of Registrant, Nov. 11, 1992



   2.A.               Amended and Restated By-Laws, Oct. 28, 1987


   2.B.               Amendment to the By-Laws, Dec. 15, 1992



   3                  Not applicable



   4                  Not applicable



   5                  Investment Management Agreement, March 29, 1988



   6                  Distribution Agreement, Oct. 15, 1981



   7                  Not applicable



   8                  Custody Agreement with Investors Fiduciary
                      Trust Company, May 8, 1988



   9                  Transfer Agency Agreement with Investors Fiduciary
                      Trust Company, May 6, 1988

  10. A.              Opinion and consent of Venable, Baetjer and Howard, Oct.
                      19, 1981


  10. B.              Opinion and consent of Willkie Farr & Gallagher, Oct. 20,
                      1981



  11                  Consent of Independent Auditors, Jan. 24, 1997


  12                  Not applicable

  13                  Not applicable

  14                  Not applicable

  15                  Not applicable

Item 25.  Persons Controlled by or Under Common Control with
Registrant

                None

Item 26.  Number of Holders of Securities


                                                   Number of Record Holders
      Title of Class                                as of January 9, 1997
      --------------                               ----------------------



      Common Stock, par value $.01
      per share  ...................                       76,857


Item 27.  Indemnification

          Reference is hereby made to Registrant's Registration Statement filed on July 1, 1981, as amended on October 21, 1981.

Items 28 and 29.  Business and Other Connections of Investment
                       Manager; and Principal Underwriter


          Cowen & Company ("Cowen") serves as Investment Manager to Registrant and is the principal underwriter and distributor of the Registrant's shares. Cowen is also the Investment Manager, principal underwriter and distributor of shares of Cowen Income + Growth Fund, Inc. ("CI+G"), Cowen Standby Tax-Exempt Reserve Fund, Inc. ("CSTXRF"), and the series of stock representing the Cowen Opportunity Fund, Cowen Intermediate Fixed Income Fund ("CIFIF") and Cowen Government Securities Fund ("CGSF") portfolios of Cowen Funds, Inc. ("CFI"). Listed on the following pages are the names of all of the Partners of Cowen as of December 31, 1996, their positions with the Registrant, if any, and under the heading "Other Business Activities and Principal Business Addresses", any business, profession, vocation or employment of a substantial nature (other than business of Cowen) in which they have been engaged for their own account or in the capacity of director, officer, employee, partner or trustee during the past two fiscal years of the Registrant (referred to on the following pages as "CSRF").

                                                                                        OTHER BUSINESS
 NAME, CLASS OF PARTNER             POSITION, IF ANY, WITH FUND LISTED BELOW            ACTIVITIES AND
 AND PRINCIPAL BUSINESS       ---------------------------------------------------     PRINCIPAL BUSINESS
    BUSINESS ADDRESS               CSRF        CSTXRF        CI+G         CFI               ADDRESS
-------------------------     ------------ ------------ ------------ ------------   -----------------------
GENERAL PARTNER
Cowen Incorporated (1)
CLASS I LIMITED PARTNERS
Anthony J. Aliberti (1)......                                                       Since 1/1/96 -- Cowen
                                                                                    Incorporated (1) -- MD
Richard A. Altschuler (3)....                                                       Since 3/30/92 -- Cowen
                                                                                    Incorporated (1) -- MD
Michael H. Bassett (1).......                                                       Since 3/30/92 -- Cowen
                                                                                    Incorporated (1) -- MD
William A. Belfiore (1)......                                                       Since 1/1/96 -- Cowen
                                                                                    Incorporated (1) -- MD
Anthony R.Bergamaschi (1)....                                                       Since 3/30/92 -- Cowen
                                                                                    Incorporated (1) -- MD
Christopher A. Beyer (1).....                                                       Since 3/30/94 -- Cowen
                                                                                    Incorporated (1) -- MD
Andrew C. Brosseau (3).......                                                       Since 1/1/96 -- Cowen
                                                                                    Incorporated (1) -- MD
Kennedy M. Buckley (1).......                                                       Since 3/30/92 -- Cowen
                                                                                    Incorporated (1) -- MD
Richard S. Chu (3)...........                                                       Since 3/30/91 -- Cowen
                                                                                    Incorporated (1) -- MD
William R. Church (1)........                                V, SI        V, SI     Since 3/30/91 -- Cowen
                                                                                    Incorporated (1) -- MD
Jarrod M. Cohen (1)..........                                                       Since 3/30/93 -- Cowen
                                                                                    Incorporated (1) -- MD
Joseph M. Cohen (1)..........     C, D         C, D         C, D         C, D       Since 3/30/91 -- Cowen
                                                                                    Incorporated (1) -- P, D
Peter E. Cohen (1)...........                                                       Since 3/30/93 -- Cowen
                                                                                    Incorporated (1) -- MD
Terrence R. Connelly (1).....                                                       Since 1/1/96 -- Cowen
                                                                                    Incorporated (1) -- MD
Philip A. Conti (1)..........                                                       Since 3/30/92 -- Cowen
                                                                                    Incorporated (1) -- MD
Arthur Cowen, III (1)........                                                       ETC Enterprises, Inc. (8)
                                                                                    P; Since 3/30/91 Cowen
                                                                                    Incorporated (1) -- MD
Nancy M. Crowell (6).........                                                       Since 3/30/92 -- Cowen
                                                                                    Incorporated (1) -- MD
John P. Dunphy (1)...........                                                       Since 3/30/92 -- Cowen
                                                                                    Incorporated (1) -- MD
James R. Dwyer (1)...........                                                       Since 3/30/92 -- Cowen
                                                                                    Incorporated (1) -- MD

                                                                                        OTHER BUSINESS
NAME, CLASS OF PARTNER               POSITION, IF ANY, WITH FUND LISTED BELOW             ACTIVITIES AND
     AND PRINCIPAL             ---------------------------------------------------     PRINCIPAL BUSINESS
   BUSINESS ADDRESS                 CSRF        CSTXRF        CI+G         CFI               ADDRESS
-------------------------      ------------ ------------ ------------ ------------   -----------------------
Alec D. Green(7)..............                                                       Since 1/1/96 -- Cowen
                                                                                     Incorporated (1) -- MD
Edward I. Herbst (1)..........                                                       Since 3/30/91 -- Cowen
                                                                                     Incorporated (1) -- MD
Thomas L. Hyde (1)............                                                       Since 3/30/93 -- Cowen
                                                                                     Incorporated (1) -- MD
Gerald P. Kaminsky (1)........    D, SI        D, SI                                 Since 3/30/91 -- Cowen
                                                                                     Incorporated (1) -- MD
Thomas King (3)...............                                                       Since 3/30/92 -- Cowen
                                                                                     Incorporated (1) -- MD
Albert F. Laub (3)............                                                       Since 3/30/91 -- Cowen
                                                                                     Incorporated (1) -- MD
William D. Lautman (1)........                                                       Since 3/30/93 -- Cowen
                                                                                     Incorporated (1) -- MD
Daniel T. Lemaitre (3)........                                                       Since 3/30/92 -- Cowen
                                                                                     Incorporated (1) -- MD
Dana T. Lerch (1).............                                                       Since 3/30/92 -- Cowen
                                                                                     Incorporated (1) -- MD
Maria F. Lewis-Kussmaul (3)...                                                       Since 3/30/93 -- Cowen
                                                                                     Incorporated (1) -- MD
Stuart S. Lovejoy (1).........                                                       Since 1/1/96 -- Cowen
                                                                                     Incorporated (1) -- MD
Arthur S. Lutzke (1)..........                                                       Since 3/30/91 -- Cowen
                                                                                     Incorporated (1) -- MD
David E. Mack (1).............                                                       Since 3/30/91 -- Cowen
                                                                                     Incorporated (1) -- MD
Stephen Malfitano (1).........                                                       Since 3/30/94 -- Cowen
                                                                                     Incorporated (1) -- MD
Joseph M. Marinaro (1)........                                                       Since 3/30/96 -- Cowen
                                                                                     Incorporated (1) -- MD
William O. Matthews (1).......                                                       Since 3/30/91 -- Cowen
                                                                                     Incorporated (1) -- MD
William K. McCormick (5)......                                                       Since 3/30/91 -- Cowen
                                                                                     Incorporated (1) -- MD
Carl A. Merz (1)..............                                                       Since 3/30/92 -- Cowen
                                                                                     Incorporated (1) -- MD
Raymond K. Moran (3)..........                                                       Since 3/30/91 -- Cowen
                                                                                     Incorporated (1) -- MD

                                                                                      OTHER BUSINESS
  NAME, CLASS OF PARTNER         POSITION, IF ANY, WITH FUND LISTED BELOW             ACTIVITIES AND
       AND PRINCIPAL      ---------------------------------------------------     PRINCIPAL BUSINESS
     BUSINESS ADDRESS              CSRF        CSTXRF        CI+G         CFI                ADDRESS
------------------------- ------------ ------------ ------------ ------------   -----------------------
Jerrold B. Newman (6)....                                                       Since 3/30/92 -- Cowen
                                                                                Incorporated (1) -- MD
Donald F. Novell (1).....                                                       Since 3/30/94 -- Cowen
                                                                                Incorporated (1) -- MD
Gary S. Pardo (1)........                                                       Since 3/30/93 -- Cowen
                                                                                Incorporated (1) -- MD
Elizabeth T. Pawel (1)...                                                       Since 1/1/96 -- Cowen
                                                                                Incorporated (1) -- MD
Drew Peck................                                                       Since 1/1/96 -- Cowen
                                                                                Incorporated (1) -- MD
Creighton H. Peet (1)....     D, T         D, T        V, SI, T     V, SI, T    Since 3/30/91 -- Cowen
                                                                                Incorporated (1) -- MD
Antonio G. Pinto (1).....                                                       Since 3/30/91 -- Cowen
                                                                                Incorporated (1) -- MD
Edward M. Posner (1).....                                                       Since 3/30/91 -- Cowen
                                                                                Incorporated (1) -- MD
Peter J. Power (1).......                                                       Since 3/30/92 -- Cowen
                                                                                Incorporated (1) -- MD
Paul S. Raniolo (1)......                                                       Since 3/30/93 -- Cowen
                                                                                Incorporated (1) -- MD
William Rechter (1)......                                SI           SI        Since 3/30/92 -- Cowen
                                                                                Incorporated (1) -- MD
Stephen E. Reilly (3)....                                                       Since 3/30/91 -- Cowen
                                                                                Incorporated (1) -- MD
Todd B. Robbins (1)......                                                       Since 3/30/93 -- Cowen
                                                                                Incorporated (1) -- MD
Richard L. Rugani
  (1 and 3)..............                                                       Since 3/30/92 -- Cowen
                                                                                Incorporated (1) -- MD
David R. Sarns (1).......      P            P            P            P         Since 3/30/93 -- Cowen
                                                                                Incorporated (1) -- MD
Ravi P. Singh (1)........                                                       Since 3/30/93 -- Cowen
                                                                                Incorporated (1) -- MD
Arthur J. Stavaridis
  (1 and 3)..............                                                       Since 3/30/92 -- Cowen
                                                                                Incorporated (1) -- MD
David K. Stone (3).......                                                       Since 3/30/93 -- Cowen
                                                                                Incorporated (1) -- MD
Richard S. Striefler (1).                                                       Since 3/30/93 -- Cowen
                                                                                Incorporated (1) -- MD
Franklyn Theis (3).......                                                       Since 3/30/92 -- Cowen
                                                                                Incorporated (1) -- MD

                                                                                      OTHER BUSINESS
  NAME, CLASS OF PARTNER          POSITION, IF ANY, WITH FUND LISTED BELOW            ACTIVITIES AND
       AND PRINCIPAL        ---------------------------------------------------     PRINCIPAL BUSINESS
    BUSINESS ADDRESS             CSRF        CSTXRF        CI+G         CFI             ADDRESS
--------------------------- ------------ ------------ ------------ ------------   -----------------------
Robert Valdez (6)..........                                                       Since 3/30/94 -- Cowen
                                                                                  Incorporated (1) -- MD
Cai Von Rumohr (3).........                                                       Since 3/30/91 -- Cowen
                                                                                  Incorporated (1) -- MD
Harold Vogel (1)...........                                                       Since 1/1/96 -- Cowen
                                                                                  Incorporated (1) -- MD
Stephen R. Weber (3).......                                                       Since 3/30/91 -- Cowen
                                                                                  Incorporated (1) -- MD
Miriam C. Willard (1)......                                                       Since 1/1/96 -- Cowen
                                                                                  Incorporated (1) -- MD
Jonathan H. Zauderer (1)...                                                       Since 1/1/96 -- Cowen
                                                                                  Incorporated (1) -- MD
Michael Zolezzi (6)........                                                       Since 3/30/94 -- Cowen
                                                                                  Incorporated (1) -- MD


    LIMITED PARTNERS
-------------------------
Jacques Coe (4)..........                                                       None
George N. Cowen (4)......                                                       None
Richard B. Frackman (1)..                                                       None
John B. Greene (5).......                                                       None
Joseph V. Perri (1)......                                                       None
Charles L. Wood (2)......                                                       None

---------------

(1) Financial Square, New York, New York 10005

(2) Texaco Heritage Plaza, 111 Bagby St., #2350, Houston, Texas 77002


(3) Two International Place, Boston, Massachusetts 02110

(4) West Building, 31st Floor, 280 Park Avenue, New York, New York 10017
(5) Courthouse Plaza Northeast, Dayton, Ohio 45402

(6) Four Embarcadero Center, Suite 1200, San Francisco, California 94111


(7) One Angel Court, London, England ECZR, 7HJ


(8) 30 West 75th Street, New York, New York 10023


P    --   President
C    --   Chairman of the Board
D    --   Director
V    --   Vice President
T    --   Treasurer
S    --   Secretary
SI   --   Senior Investment Officer
AS   --   Assistant Secretary
MD   --   Managing Director

Item 29(c).

                Not Applicable

Item 30.  Location of Accounts and Records

               (1)    Cowen Standby Reserve Fund, Inc.
                      Financial Square
                      New York, New York 10005

               (2)    Investors Fiduciary Trust Company
                      127 West 10th Street
                      Kansas City, Missouri 64105

Item 31.  Management Service

               Not applicable.

Item 32.  Undertakings

               Not applicable.

                                   SIGNATURES




                Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 27 day of January, 1997.


                                       COWEN STANDBY RESERVE FUND, INC.


                                       /s/  Joseph M. Cohen
                                       by  Creighton H. Peet,
                                       Attorney-in-Fact
                                       Joseph M. Cohen, Chairman



                Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 27 day of January, 1997.




     SIGNATURE                      TITLE                           DATE
     ---------                      -----                           ----
/s/ Joseph M. Cohen                 Chairman (Chief             January 27, 1997
by Creighton H. Peet,               Executive Officer)
Attorney-in-Fact                    and Director
Joseph M. Cohen

/s/ James H. Carey                  Director                    January 27, 1997
by Creighton H. Peet,
Attorney-in-Fact
James H. Carey

/s/ Peter P. Gil                    Director                    January 27, 1997
by Creighton H. Peet,
Attorney-in-Fact
Peter P. Gil

/s/ Martin J. Gruber                Director                    January 27, 1997
by Creighton H. Peet,
Attorney-in-Fact
Martin J. Gruber

/s/ Gerald P. Kaminsky              Director                    January 27, 1997
by Creighton H. Peet,
Attorney-in-Fact
Gerald P. Kaminsky

/s/ Creighton H. Peet              Treasurer (Chief             January 27, 1997
---------------------              Financial Officer)
Creighton H. Peet                  and Director

/s/ Burton J. Weiss                 Director                    January 27, 1997
by Creighton H. Peet,
Attorney-in-Fact
Burton J. Weiss

                                INDEX TO EXHIBITS



Exhibit No.                          Description of Exhibits
-----------                          -----------------------


   1.A.               Articles of Incorporation of Registrant, June 15, 1981


   1.B.               Articles of Amendment, Sept. 14, 1981


   1.C.               Articles of Revival of Registrant, Nov. 11, 1992



   2.A.               Amended and Restated By-Laws, Oct. 28, 1987


   2.B.               Amendment to the By-Laws, Dec. 15, 1992



   5                  Investment Management Agreement, March 29, 1988



   6                  Distribution Agreement, Oct. 15, 1981



   8                  Custody Agreement with Investors Fiduciary
                      Trust Company, May 8, 1988



   9                  Transfer Agency Agreement with Investors Fiduciary
                      Trust Company, May 6, 1988



  10. A.              Opinion and consent of Venable, Baetjer and Howard, Oct.
                      19, 1981



  10. B.              Opinion and consent of Willkie Farr & Gallagher, Oct.
                      20, 1981



  11                  Consent of Independent Auditors, Jan. 24, 1997